Share-Based Payments - Share Based Compensation Expense (Details) - CAD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expense from share-based payment transactions	$ 6,815	$ 5,343
Stock options
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expense from share-based payment transactions	80	200
Share purchase plan – employer contribution
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expense from share-based payment transactions	1,319	1,333
Share-based compensation granted on business acquisitions
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expense from share-based payment transactions	1,417	1,683
DSUs
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expense from share-based payment transactions	1,400	722
RSUs
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expense from share-based payment transactions	1,758	1,122
PSUs
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expense from share-based payment transactions	$ 841	$ 283